Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of U.S and Foreign (loss) / Income Before Income Taxes
The following table summarizes our U.S. and foreign (loss) / income before income taxes for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
U.S.	(15,510)	1,942	17,296
Foreign	(148,797)	(28,077)	8,927

Total	$(164,307)	$(26,135)	$26,223

Summary of Income Tax Expense Components
The following table summarizes our provision for income taxes for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
Current income tax expense:
U.S. Federal	1,424	1,035	(1,608)
Foreign	(4,440)	(8,235)	(14,210)

Total current income tax expense	(3,016)	(7,200)	(15,818)

Deferred income tax expense:
U.S. Federal	2,653	—	—
Foreign	21,801	12,425	8,749

Total deferred income tax expense	24,454	12,425	8,749

Income tax benefit / (expense)	$21,438	$5,225	$(7,069)

Summary of Deferred Tax Assets Liabilities by Current and Non-current
As of December 31, 2020 and 2019, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2020	As of December 31, 2019
Non-current deferred tax assets	66,768	36,700

Total deferred tax assets	66,768	36,700

Less valuation allowance	(9,026)	(11,349)

Net deferred tax assets	57,742	25,351

Non-current tax liabilities	(11,111)	—

Total deferred tax liabilities	(11,111)	—

Total deferred tax	$46,631	$25,351

Summary of Tax Loss Carryforwards Expiry
As of December 31, 2020, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $143,823. If not utilized, the NOLs will begin to expire, as follows:

	As of December 31, 2020
Expiration date	U.S.	Foreign
Expires 2021	—	536
Expires 2022	—	977
Expires 2023	—	31,162
Expires 2024 and thereafter	—	58,464
Without expiration dates	1,305	51,379

Total NOLs (1)	$1,305	$142,518

(1)	A partial valuation allowance is booked as of December 31, 2020 in order to reserve $58,765 of the tax loss carryforwards detailed above.

Summary of Composition of Deferred Tax Assets and Liabilities
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019:

	As of December 31, 2020	As of December 31, 2019
Tax loss carryforwards	33,036	25,717
Allowance for credit expected losses	4,161	462
Royalties	533	69
Provisions and other assets	22,978	11,319
Property and equipment	268	(438)
Intangible assets	(9,377)	—
Others	4,058	(429)

Total deferred tax assets, net before valuation allowance	$55,657	$36,700

Less valuation allowance	(9,026)	(11,349)

Total deferred tax assets, net after valuation allowance	$46,631	$25,351

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate
A reconciliation of the provision for income taxes computed by applying the weighted average income tax rate for the years ended December 31, 2020, 2019 and 2018 to total income tax expense is as follows:

	Year ended December 31,
	2020	2019	2018
Net (loss) / income before income tax	$(164,307)	$(26,135)	$26,223
Weighted average income tax rate (3)	27%	29%	39%

Income tax (benefit) / expense at weighted average income tax rate	$(43,651)	$(7,474)	$10,273
Permanent differences:
Non-taxable income (1)	7,959	(469)	(1,448)
Foreign non-creditable withholding tax (2)	1,471	4,439	4,193
Non-deductible expenses	12,161	1,054	1,346
Currency translation adjustment	1,289	1,891	1,902
Tax credits recovery	12	(157)	—
Others	20	553	540
Provisions and contingencies	1,747	—	—
True up	849	(2,693)	1,204
Change in valuation allowance	(3,367)	(5,010)	(10,941)
Change in tax rate	72	2,641	—

Income tax (benefit) / expense	$(21,438)	$(5,225)	$7,069

(1)	Includes tax (benefits) / losses generated by operations located in the Uruguayan “Free Trade Zone”.
(2)	Includes foreign withholding taxes on royalties and services.
(3)
We use a weighted average rate for the income tax reconciliation, since the majority of our operations are outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

Summary of Changes in Valuation Allowance
The following table presents the changes in our valuation allowance for the years ended December 31, 2020, 2019 and 2018:

Valuation allowance
Balance as of January 1, 2018	$42,584
Increases	997
Decreases	(25,574)

Balance as of December 31, 2018	$18,007

Increases	5,892
Decreases	(12,550)

Balance as of December 31, 2019	$11,349

Increases	754
Decreases	(3,077)

Balance as of December 31, 2020	$9,026

Summary of NOLs by country of origin
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2020:

Country	NOL gross amount	Expiration terms
Brazil	48,584	No expiration. Offset limitation to 30% of taxable income
Mexico	47,824	10 years
Argentina	35,408	5 years
Colombia	7,559	12 years
Others	4,448

Total NOLs	$143,823

Summary of income tax contingencies
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2020	2019	2018
Balance, beginning of year	—	—	—
Increases to tax positions related to current year	—	—	—
Increases to tax positions related to prior years (1)	31,778	—	—
Decreases to tax positions related to prior years	—	—	—
Reductions due to lapsed statute of limitations	—	—	—
Settlements during current year	—	—	—
Interest and penalties	1,128	—	—

Balance, end of year	$32,906	$—	$—

(1)	Corresponds to uncertain tax positions recognized as part of the acquisition of the Best Day Group. See Note 4.